UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2010

Date of reporting period:  April 30, 2010

Item 1. Report to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Shares

______________________________________________________

SEMI-ANNUAL REPORT
April 30, 2010

June, 2010

Dear Shareholder:

The six month period ending 04/30/10 was characterized by an increase in equity market indices across all market capitalizations.  In the large cap space, the S&P 500® Index posted a return of 15.66% while the Russell 1000® Value Index increased by 17.77%.  In the small cap space, the Russell 2000® Index increased by 28.17% and the Russell 2000® Value Index increased by 30.66%.  Within the six month period, the first three months saw steady increases in market indices as economic conditions improved.  After a material selloff in late January/early February, the markets resumed their upward trajectory through the end of the period.  Our performance in both the Equity Income Fund and Small Cap Value Fund underperformed their relevant benchmark indices over this time period.

Huber Capital Equity Income Fund Review
For the six month period of November 1, 2009 through April 30, 2010, the Equity Income Fund’s return was 14.76%, underperforming the broader equity markets as measured by the Russell 1000® Value Index and the S&P 500® Index, which generated total returns of 17.77% and 15.66%, respectively.  The sectors that contributed most positively to the Fund’s performance, relative to the benchmark Russell 1000® Value Index, were Energy and Utilities while sectors that detracted from relative performance were Financial Services, Consumer Discretionary, and Producer Durables.  Stocks that contributed strongly to performance were Lennar Corp. (homebuilder), Conseco (insurance provider), and Tyson Foods (producer and distributor of food products).  In addition to those strong performing stocks, our relative performance was helped by underweighting the Energy sector, the worst performing sector during the period.  We were most negatively impacted by MI Developments (real estate operating company) and Exelon (utility).

Huber Capital Small Cap Value Fund Review
For the six month period of November 1, 2009 through April 30, 2010, the Small Cap Value Fund’s return was 24.89%, underperforming the benchmark Russell 2000® Value Index and Russell 2000® Index, which generated total returns of 30.66% and 28.17%, respectively.  The sectors that contributed most positively to the Fund’s performance were Materials and Processing, Utilities, and Financial Services.  Sectors that underperformed were Producer Durables, Technology, and Consumer Discretionary.  Stocks that contributed strongly to performance were Capital Lease Funding (triple net commercial lease REIT), EZCORP (financial products retailer), and UFP Technologies (packaging products and solutions).  Significant negative factors for the Small Cap Value Fund during the period were LiveDeal (internet marketing company), Yucheng Technologies (software provider to Chinese banking companies), and BIDZ.Com (online retailer of jewelry).

Outlook
What a difference a year makes.  In early 2009, we were staring into the abyss.  While the memory of late 2008/early 2009 is vivid in our minds, the outlook, at least in the near term, is far more positive and visible.  The domestic economy has clearly accelerated into high gear over the last few months.  Although the duration and magnitude of the recovery over the long term is unknown, it would be hard to argue that we are not on a positive trajectory.  Much of the initial improvement in economic activity could have been attributable to inventory restocking, but it is clear that underlying demand levels have improved materially.  Even the employment picture has begun to brighten recently with acceleration in those gainfully employed, even though the unemployment rate has risen as more seek employment, a good sign.  Bulls and bears will argue about the source and sustainability of the economic strength, but in either event, a result is a meaningful improvement in the outlook for corporate earnings versus 6-12 months ago.  Such improvement, combined with continued low interest rates, is proving fertile ground for the equity markets.  Longer term, there is concern that the deficit spending required to “save” the economy will have adverse consequences.  How to deal with the deficit figures prominently in economic and political debate today.  In terms of monetary policy, we can at some point expect some upward movement in interest rates from the Fed once they feel the “all clear” sign has been posted.

As illustrated above, our performance failed to keep up with the torrid pace of the market in both products during the period.  We are focusing our attention on companies that have been taking advantage of the opportunities that have arisen as a result of the dislocation of the economy, whether by buying discounted stock or debt, streamlining operations, investing in growth initiatives or making cheap acquisitions.  We believe these companies should come out on the other side in a much stronger competitive position.  In the Small Cap Value Fund, we are overweight in the Consumer Discretionary and Staples sectors, while being underweight in Technology, Energy, and Utilities.  In the Equity Income Fund, we are overweight in Technology and Consumer Staples, while being underweight in Consumer Discretionary, Energy, Utilities, and Producer Durables.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.  One cannot invest directly in an index.

6/10

Huber Funds

EXPENSE EXAMPLE – April 30, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/09 – 4/30/10).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second set of lines of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – April 30, 2010 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/09	4/30/10	11/1/09 – 4/30/10*
Actual
Equity Income Fund	$1,000.00	$1,147.60	$ 7.93
Small Cap Value Fund	$1,000.00	$1,248.90	$11.10

Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,017.41	$ 7.45
Small Cap Value Fund	$1,000.00	$1,014.93	$ 9.94

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2010 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited)

Shares	COMMON STOCKS - 96.15%	Value
	Aerospace & Defense - 2.69%
1,600	Northrop Grumman Corp.	$108,528
	Air Freight & Logistics - 2.01%
900	FedEx Corp.	81,009
	Beverages - 1.72%
1,300	The Coca-Cola Co.	69,485
	Chemicals - 2.44%
1,700	BASF SE - ADR	98,685
	Commercial Banks - 1.90%
4,300	Bank of America Corp.	76,669
	Commercial Services - Finance - 1.91%
2,300	Interactive Data Corp.	76,981
	Construction & Engineering - 2.09%
800	Fluor Corp.	42,272
1,900	KBR, Inc.	41,952
		84,224
	Consumer Finance - 1.65%
1,800	Cash America International, Inc.	66,708
	Diversified Financial Services - 3.18%
10,900	Citigroup Inc. (a)	47,633
1,900	JPMorgan Chase & Co.	80,902
		128,535
	Electric Utilities - 7.75%
2,500	Alliant Energy Corp.	85,500
3,700	American Electric Power Co., Inc.	126,910
1,000	Exelon Corp.	43,590
1,100	FPL Group, Inc.	57,255
		313,255
	Electronic Equipment, Instruments
	& Components - 1.75%
2,200	Tyco Electronics Ltd.	70,664
	Food & Staples Retailing - 2.52%
1,900	Wal-Mart Stores, Inc.	101,935

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited), Continued

Shares		Value
	Food Products - 2.67%
1,600	ConAgra Foods, Inc.	$39,152
3,500	Tyson Foods, Inc. - Class A	68,565
		107,717
	Home Improvement Stores - 2.09%
2,400	Home Depot, Inc.	84,600
	Insurance - 13.59%
52,600	Conseco, Inc. (a)	310,340
13,400	XL Capital Ltd. - Class A	238,520
		548,860
	Internet & Catalog Retail - 1.77%
3,000	eBay Inc. (a)	71,430
	Land Subdividers & Developers,
	Except Cemeteries - 2.61%
7,900	MI Developments, Inc. - Class A	105,544
	Machinery - 0.85%
300	Flowserve Corp.	34,374
	Metals & Mining - 2.66%
3,600	Alcoa Inc.	48,384
1,500	Carpenter Technology Corp.	58,905
		107,289
	Oil & Gas - 3.88%
2,500	Royal Dutch Shell PLC - ADR	156,875
	Personal Products - 2.11%
2,100	NBTY, Inc. (a)	85,428
	Pharmaceuticals - 10.31%
3,500	Merck & Co., Inc.	122,640
9,900	Pfizer, Inc.	165,528
3,000	Watson Pharmaceuticals, Inc. (a)	128,460
		416,628
	Residential Construction - 2.37%
5,800	Lennar Corp. - Class B	95,700

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited), Continued

Shares		Value
	Software - 14.77%
13,700	CA Inc.	$312,497
5,500	Microsoft Corp.	167,970
4,500	Oracle Corp.	116,280
		596,747
	Tobacco - 4.86%
4,000	Philip Morris International, Inc.	196,320
	TOTAL COMMON STOCKS
	(Cost $3,403,497)	3,884,190

	SHORT-TERM INVESTMENTS - 3.94%
79,622	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.12% (b)	79,622
79,622	First American Tax Free Obligations
	Fund - Class Z, 0.04% (b)	79,622
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $159,244)	159,244
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,562,741) - 100.09%	4,043,434
	Liabilities in Excess of Other Assets - (0.09)%	(3,582)
	NET ASSETS - 100.00%	$4,039,852

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited)

Shares	COMMON STOCKS - 95.67%	Value
	Capital Markets - 3.47%
6,170	Virtus Investment Partners, Inc. (a)	$149,499
	Commercial Services - Finance - 1.40%
1,800	Interactive Data Corp.	60,246
	Construction & Engineering - 4.22%
15,965	Argan, Inc. (a) (d)	181,362
	Consumer Finance - 8.64%
11,100	EZcorp, Inc. - Class A (a)	229,881
7,100	Nelnet, Inc. - Class A	141,716
		371,597
	Containers & Packaging - 4.17%
17,100	UFP Technologies, Inc. (a)	179,550
	Electric Utilities - 4.13%
3,800	Alliant Energy Corp.	129,960
2,400	Portland General Electric Company	47,712
		177,672
	Energy Equipment & Services - 0.98%
6,300	Global Industries, Ltd. (a)	42,210
	Food Products - 5.39%
3,800	Imperial Sugar Company	60,914
28,200	Overhill Farms, Inc. (a)	170,892
		231,806
	Health Care Providers & Services - 1.26%
8,700	Tenet Healthcare Corp. (a)	54,375
	Hotels, Restaurants & Leisure - 11.81%
21,100	Boston Pizza Royalties Income Fund (b)	246,146
3,800	Famous Dave’s of America, Inc. (a)	35,644
9,202	Interval Leisure Group, Inc. (a)	136,098
12,100	Second Cup Royalty Income Fund Unit (b)	90,530
		508,418
	Insurance - 13.11%
62,400	Conseco, Inc. (a)	368,160
11,000	XL Capital Ltd. - Class A	195,800
		563,960
	Internet & Catalog Retail - 1.07%
23,300	Bidz.com, Inc. (a)	45,901

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited), Continued

Shares		Value
	Internet Software & Services - 0.37%
25,513	LiveDeal, Inc. (a) (d)	$16,073
	Land Subdividers & Developers,
	Except Cemeteries - 4.28%
13,800	MI Developments, Inc. - Class A	184,368
	Machinery - 5.53%
10,700	Armtec Infrastructure Trust Unit (b)	238,059
	Media - 2.58%
18,266	Global Traffic Network, Inc. (a)	110,875
	Metals & Mining - 3.99%
4,500	A. M. Castle & Co. (a)	61,740
2,800	Carpenter Technology Corp.	109,956
		171,696
	Paper & Forest Products - 1.92%
6,400	Kapstone Paper and Packaging Corp. (a)	82,560
	Personal Products - 2.17%
2,300	NBTY, Inc. (a)	93,564
	Pharmaceuticals - 2.99%
3,000	Watson Pharmaceuticals, Inc. (a)	128,460
	Real Estate - 4.78%
35,300	CapLease, Inc.	205,799
	Residential Construction - 3.41%
8,900	Lennar Corp. - Class B	146,850
	Specialty Retail - 1.26%
2,100	Rent-A-Center, Inc. (a)	54,222
	Textiles, Apparel & Luxury Goods - 2.74%
26,257	Crown Crafts, Inc. (a) (d)	102,927
2,720	Hampshire Group, Ltd. (a)	15,096
		118,023
	TOTAL COMMON STOCKS
	(Cost $3,163,872)	4,117,145

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 4.43%	Value
95,358	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.12% (c)	$95,358
95,358	First American Tax Free Obligations
	Fund - Class Z, 0.04% (c)	95,358
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $190,716)	190,716
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,354,588) - 100.10%	4,307,861
	Liabilities in Excess of Other Assets - (0.10)%	(4,329)
	NET ASSETS - 100.00%	$4,303,532

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of April 30, 2010.
(d)	Security is considered illiquid. As of April 30, 2010, the value of these investments was $300,362 or 6.98% of net assets. See Note 2 (J) in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2010 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $3,562,741 and $3,354,588, respectively)	$4,043,434	$4,307,861
Receivables for:
Dividends and interest	4,666	7,207
Due from Adviser (Note 4)	8,894	6,902
Prepaid expenses	8,801	9,186
Total assets	4,065,795	4,331,156

LIABILITIES
Payables for:
Audit fees	9,019	9,025
Fund accounting fees	4,482	4,547
Transfer agent fees and expenses	3,676	3,821
Administration fees	2,586	2,586
Custody fees	751	1,602
Chief Compliance Officer fee	813	813
Shareholder reporting	837	913
Shareholder servicing fees	841	915
Distribution fees	2,938	3,402
Total liabilities	25,943	27,624
NET ASSETS	$4,039,852	$4,303,532

CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$4,039,852	$4,303,532
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	517,365	484,967
Net asset value, offering and
redemption price per share	$7.81	$8.87

COMPONENTS OF NET ASSETS
Paid-in capital	$4,381,292	$3,828,492
Undistributed net investment income/(loss)	3,979	(620)
Accumulated net realized loss on investments	(826,112)	(477,601)
Net unrealized appreciation on investments
and foreign currency related transactions	480,693	953,261
Net assets	$4,039,852	$4,303,532

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2010 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $1,844 and $4,635, respectively)	$33,946	$41,661
Interest	38	46
Total income	33,984	41,707

Expenses
Advisory fees (Note 4)	16,442	28,411
Administration fees (Note 4)	15,523	15,523
Fund accounting fees (Note 4)	13,141	13,369
Transfer agent fees and expenses (Note 4)	11,665	11,962
Audit fees	9,028	9,026
Registration fees	8,401	8,557
Shareholder servicing fees (Note 5)	4,110	4,735
Distribution fees (Note 6)	4,110	4,735
Custody fees (Note 4)	3,434	4,345
Legal fees	3,278	2,682
Trustee fees	2,980	2,826
Chief Compliance Officer fee (Note 4)	2,480	2,480
Insurance expense	1,695	1,683
Miscellaneous	1,158	1,092
Reports to shareholders	646	763
Total expenses	98,091	112,189
Less: advisory fee waiver and
reimbursement (Note 4)	(73,593)	(74,496)
Net expenses	24,498	37,693
Net investment income	9,486	4,014

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY RELATED TRANSACTIONS
Net realized gain/(loss) on investments	17,149	(7,507)
Net change in unrealized appreciation
on investments and foreign currency
related transactions	367,367	799,821
Net realized and unrealized gain on investments
and foreign currency related transactions	384,516	792,314
Net Increase in Net Assets
Resulting from Operations	$394,002	$796,328

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,486	$13,088
Net realized gain/(loss) on investments	17,149	(383,342)
Net change in unrealized appreciation
on investments and foreign currency
related transactions	367,367	813,238
Net increase in net assets
resulting from operations	394,002	442,984

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,931)	(16,087)
Total distributions to shareholders	(14,931)	(16,087)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,461,244	687,428
Total increase in net assets	1,840,315	1,114,325

NET ASSETS
Beginning of period	2,199,537	1,085,212
End of period	$4,039,852	$2,199,537
Accumulated net investment income	$3,979	$9,424

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	220,468	$1,660,285	129,413	$758,374
Shares issued on
reinvestments
of distributions	2,071	14,931	3,387	14,836
Shares redeemed	(26,714)	(213,972)	(15,916)	(85,782)
Net increase	195,825	$1,461,244	116,884	$687,428

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,014	$7,183
Net realized loss on investments	(7,507)	(330,999)
Net change in unrealized appreciation
on investments and foreign currency
related transactions	799,821	1,031,926
Net increase in net assets
resulting from operations	796,328	708,110

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,285)	(177)
Total distributions to shareholders	(14,285)	(177)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	955,096	502,900
Total increase in net assets	1,737,139	1,210,833

NET ASSETS
Beginning of period	2,566,393	1,355,560
End of period	$4,303,532	$2,566,393
Accumulated net investment income/(loss)	$(620)	$9,651

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	212,151	$1,690,339	108,016	$586,844
Shares issued on
reinvestments
of distributions	1,793	14,219	45	177
Shares redeemed	(88,992)	(749,462)	(21,132)	(84,121)
Net increase	124,952	$955,096	86,929	$502,900

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months				June 29, 2007*
	Ended		Year Ended		through
	April 30, 2010		October 31,		October 31,
	(Unaudited)		2009	2008	2007
Net asset value,
beginning of period	$6.84		$5.30	$11.73	$10.00

Income from
investment operations:
Net investment income	0.02		0.05	0.08	0.00	+
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	0.99		1.57	(6.07)	1.73
Total from investment operations	1.01		1.62	(5.99)	1.73

Less distributions:
From net investment income	(0.04)		(0.08)	(0.02)	—
From net realized
gain on investments	—		—	(0.42)	—
Total distributions	(0.04)		(0.08)	(0.44)	—

Net asset value, end of period	$7.81		$6.84	$5.30	$11.73

Total return	14.76	%‡	31.37%	-52.82%	17.30	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,040		$2,200	$1,085	$1,644
Ratio of expenses
to average net assets:
Before expense
reimbursement	5.97	%†	12.89%	10.73%	33.55	%†
After expense reimbursement	1.49	%†	1.49%	1.49%	1.49	%†
Ratio of net investment
income (loss) to average
net assets:
Before expense
reimbursement	(3.90	%)†	(10.37%)	(8.35%)	(31.70	%)†
After expense reimbursement	0.58	%†	1.03%	0.89%	0.36	%†
Portfolio turnover rate	9.40	%‡	52.99%	98.32%	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months				June 29, 2007*
	Ended		Year Ended		through
	April 30, 2010		October 31,		October 31,
	(Unaudited)		2009	2008	2007
Net asset value,
beginning of period	$7.13		$4.96	$8.98	$10.00

Income from
investment operations:
Net investment income (loss)	0.03		0.02	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	1.74		2.15	(3.79)	(1.01)
Total from investment operations	1.77		2.17	(3.80)	(1.02)

Less distributions:
From net investment income	(0.03)		(0.00)+	(0.01)	—
From net realized
gain on investments	—		—	(0.21)	—
Total distributions	(0.03)		(0.00)+	(0.22)	—

Net asset value, end of period	$8.87		$7.13	$4.96	$8.98

Total return	24.89	%‡	43.77%	-43.22%	-10.20	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,304		$2,566	$1,356	$1,285
Ratio of expenses
to average net assets:
Before expense
reimbursement	5.92	%†	11.37%	11.93%	36.69	%†
After expense reimbursement	1.99	%†	1.99%	1.99%	1.99	%†
Ratio of net investment
income (loss) to average
net assets:
Before expense
reimbursement	(3.72	%)†	(8.93%)	(10.17%)	(35.64	%)†
After expense reimbursement	0.21	%†	0.45%	(0.23%)	(0.94	%)†
Portfolio turnover rate	15.28	%‡	55.86%	54.32%	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

D.
The Funds distribute substantially all net investment income, if any, annually and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended April 30, 2010, the Funds retained no redemption fees.

H.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

During the six months ended April 30, 2010, the Funds did not hold any derivative instruments.

I.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

J.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At April 30, 2010, the Small Cap Value Fund had investments in illiquid securities with a total value of $300,362 or 6.98% of net assets.

Information concerning these illiquid securities is as follows:

		Dates			Cost
Small Cap Value Fund	Shares	Acquired			Basis
Argan, Inc.	15,965	11/07	–	4/10	$196,484
Crown Crafts, Inc.	26,257	6/07	–	4/10	90,658
LiveDeal, Inc.	25,513	6/07	–	7/08	116,259

K.
Events Subsequent to the Fiscal Period End: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated fund related events and transactions that occurred subsequent to April 30, 2010.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in other mutual funds are

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes – Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2010:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$180,300	$—	$—	$180,300
Consumer Staples	560,885	—	—	560,885
Energy	156,875	—	—	156,875
Financials	1,003,297	—	—	1,003,297
Health Care	416,628	—	—	416,628
Industrials	308,135	—	—	308,135
Information Technology	738,841	—	—	738,841
Materials	205,974	—	—	205,974
Utilities	313,255	—	—	313,255
Total Equity	3,884,190	—	—	3,884,190
Short-Term Investments	159,244	—	—	159,244
Total Investments in Securities	$4,043,434	$—	$—	$4,043,434

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$984,289	$—	$—	$984,289
Consumer Staples	325,370	—	—	325,370
Energy	42,210	—	—	42,210
Financials	1,535,469	—	—	1,535,469
Health Care	182,835	—	—	182,835
Industrials	419,421	—	—	419,421
Information Technology	16,073	—	—	16,073
Materials	433,806	—	—	433,806
Utilities	177,672	—	—	177,672
Total Equity	4,117,145	—	—	4,117,145
Short-Term Investments	190,716	—	—	190,716
Total Investments in Securities	$4,307,861	$—	$—	$4,307,861

New Accounting Pronouncement – In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ statement disclosures.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the six months ended April 30, 2010, the Equity Income Fund and the Small Cap Value Fund incurred $16,442 and $28,411, respectively, in investment advisory fees.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2010, the Adviser reduced its fees and absorbed Fund expenses in the amount of $73,593 for the Equity Income Fund and $74,496 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011	2012	2013	Total
Equity Income Fund	$59,225	$153,955	$145,406	$73,593	$432,179
Small Cap Value Fund	$58,143	$152,529	$149,582	$74,496	$434,750

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2010, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

	Equity Income Fund	Small Cap Value Fund
Administration	$15,523	$15,523
Fund accounting	13,141	13,369
Transfer agency (a)	9,303	9,303
Custody	3,434	4,345

(a)	Does not include out-of-pocket expenses.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended April 30, 2010, the Equity Income Fund and the Small Cap Value Fund were each allocated $2,480 of the Chief Compliance Officer fee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2010, the Equity Income Fund and the Small Cap Value Fund incurred shareholder servicing fees of $4,110 and $4,735 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2010, the Equity Income Fund and the Small Cap Value Fund paid the Distributor $4,110 and $4,735, respectively.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$1,649,343	$1,415,510
Sales	295,106	539,652

NOTE 8 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 was as follows:

	Equity Income Fund
	Six Months Ended
	April 30, 2010	October 31, 2009
Ordinary income	$14,931	$16,087

	Small Cap Value Fund
	Six Months Ended
	April 30, 2010	October 31, 2009
Ordinary income	$14,285	$177

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), Continued

As of October 31, 2009, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$2,214,862	$2,480,069
Gross tax unrealized appreciation	402,713	583,597
Gross tax unrealized depreciation	(412,285)	(490,341)
Net tax unrealized
appreciation (depreciation)	(9,572)	93,256
Net unrealized depreciation
foreign currency	—	(85)
Undistributed ordinary income	9,424	9,651
Undistributed long-term capital gain	—	—
Total distributable earnings	9,424	9,651
Other accumulated gains/(losses)	(720,363)	(409,825)
Total accumulated earnings	$(720,511)	$(307,003)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	Total
Equity Income Fund	$299,876	$420,487	$720,363
Small Cap Value Fund	109,054	300,771	409,825

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2010 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2009

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2009 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund with the Adviser for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.  In reviewing the performance of the Funds, the Board took into account that the Funds were relatively new, with little more than two years of performance history.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Huber Capital Equity Income Fund: The Board noted that the Equity Income Fund’s performance was above its peer group median and averages for all relevant periods.

Huber Capital Small Cap Value Fund: The Board noted that the Small Cap Value Fund’s performance was above its peer group median and averages for all relevant periods, except that the Fund’s performance was slightly below its peer group average for the since inception total return.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, all expense waivers and reimbursements, as well as information regarding fee offsets for separate accounts invested in by the Fund.

Huber Capital Equity Income Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Equity Income Fund of 1.49% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the median and average of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

Huber Capital Small Cap Value Fund:The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Small Cap Value Fund of 1.99%.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were above its peer group median and also above the fees charged by the Adviser to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  In this regard, the Board noted that the Adviser anticipates instituting breakpoints when the Funds’ assets reach significantly higher levels.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Funds do not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund would be in the best interest of each Fund and its shareholders.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/30/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   6/30/10

* Print the name and title of each signing officer under his or her signature.